Call Loans and Securities Purchased Under Resale Agreements, at Carrying Values (Detail)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Resale Agreement Counterparty [Line Items]
Call loans		766,177,000,000	902,667,000,000
Securities purchased under resale agreements		1,476,647,000,000	443,577,000,000
Call loans and securities purchased under resale agreements (Note 5)	$ 1,983,746,000	2,242,824,000,000	1,346,244,000,000